Filed with the Securities and Exchange Commission on August 29, 2002

                                        1933 Act Registration File No. 333-17391
                                                     1940 Act File No. 811-07959

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|

                         Pre-Effective Amendment No.                      |_|
                                        -

                      Post-Effective Amendment No. 107                    |X|
                                      ----

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|

                              Amendment No. 109                           |X|
                                      ----

                        (Check appropriate box or boxes.)

                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of Principal Executive Offices) (Zip Code)

     (Registrant's Telephone Numbers, Including Area Code) (626) 914 - 7373

                                 Eric M. Banhazl
                              Advisors Series Trust
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Michael Glazer, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             555 South Flower Street
                        Los Angles, California 90071-2371

       As soon as practical after the effective date of this Registration
             Statement Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

  X      immediately upon filing pursuant to paragraph (b)
-----

         on ______________ pursuant to paragraph (b)
-----

         60 days after filing pursuant to paragraph (a)(1)
------

         on ________________ pursuant to paragraph (a)(1)
-----

         75 days after filing pursuant to paragraph (a)(2)
-------

         on _________________ pursuant to paragraph (a)(2) of Rule 485.
-------

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.






                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND




                                   PROSPECTUS





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.






                                 August 29, 2002





                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

National Asset Management Core Equity Fund is a core equity fund designed for individual and institutional investors. The Fund seeks to provide investors with high total investment return. INVESCO-National Asset Management is the investment advisor to the Fund.


                                Table of Contents


An Overview of the Fund........................................................3
Performance....................................................................4
Fees and Expenses..............................................................5
Investment Objective and Principal Investment Strategies.......................6
Principal Risks of Investing in the Fund.......................................7
Investment Advisor.............................................................8
Shareholder Information........................................................8
Pricing of Fund Shares........................................................11
Dividends and Distributions...................................................12
Tax Consequences..............................................................12
Financial Highlights..........................................................12
PRIVACY NOTICE.................................................Inside back cover



                                      An Overview of the Fund

The Fund's     The goal of the Fund is to earn  high  total  investment  return.
investment     This consists of capital appreciation and current income.
goal


The Fund's The Fund primarily invests in common stocks of large and middle principal capitalization U. S. companies ("core" companies). Under normal investment market conditions, the Fund will invest at least 80% of its
strategies     assets  in  large  and  medium  size   companies  with  a  market
               capitalization  of over $1 billion.  The Advisor seeks a blend of growth and value securities using a multiple attribute philosophy and process.  The Advisor's  multiple  attribute  philosophy  and process  involves  investing  in the  different  styles of stocks
               previously   described.   The  Advisor  tries  to  structure  the
               portfolio to be in sync with equity trends in various economic environments.



Principal      There is the risk that you could lose money on your investment in
risks of       the  Fund.  This  could  happen  if any of the  following  events
investing      happen:
in the Fund
               o    The stock market goes down

               o Interest rates go up which can result in a decline in the equity market

               o Large and medium capitalization stocks fall out of favor with the stock market

               o Stocks in the Fund's portfolio do not increase their earnings at the rate anticipated


Who may want   The Fund may be appropriate for investors who:
to invest
in the Fund    o    Are pursuing a long-term goal such as retirement

               o Want to diversify their investment portfolio by investing in a mutual fund that emphasizes investments in core companies
               o Want to reduce the volatility of a pure growth or value style of investing

               o Are willing to accept higher short-term risk along with higher potential for long-term total return

who:            The Fund may not be appropriate for investors

               o Are pursuing a short-term goal or investing emergency reserves
               o Wish to have the equity portion of their portfolio invested in stocks other than core U. S. companies


                                   Performance


The following performance information indicates some of the risks of investing in the Fund. The bar charts shows how the Fund's total return has varied from year to year. The table shows the Fund's average annual total return over time compared with a broad-based market index. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


[GRAPH]
Calendar Year Total Return*

2000            0.89%

2001          -14.02%



* The Fund's year-to-date return as of 6/30/02 was -13.89%.

During the period shown in the bar chart, the Fund's highest quarterly return was 14.78% for the quarter ended December 31, 2001and the lowest quarterly return was -15.66% for the quarter ended September 30, 2001.

Average Annual Total Returns as of December 31, 2001


                                                                Since Inception
                                                   One Year         (6/2/99)
                                                   --------         --------
National Asset Management Core Equity Fund

     Return Before Taxes                          -14.02%           -0.51%
     Return After Taxes on Distributions (1)      -14.14%           -0.70%
     Return After Taxes on Distributions           -8.50%           -0.48%
         and Sale of Fund Shares (1) (2)
S&P 500 Index (3)                                 -11.89%           -3.56%

(1) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the other return figures because when capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.
(3) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.


                                Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)............................... None


Annual fund operating expenses*
(expenses that are deducted from Fund assets)



Management Fees ........................................................ 0.50%
Other Expenses ......................................................... 0.63%

Total Annual Fund Operating Expenses ................................... 1.13%
Fee Reduction and/ or Expense Reimbursement ............................(0.18%)


Net Expenses ........................................................... 0.95%
---------------

* The Advisor has contractually agreed to reduce its fees and/ or pay expenses of the Fund until terminated by the Fund to ensure that Total Annual Fund Operating Expenses will not exceed the net expense amount shown. This contract may be terminated by the Board of Trustees at any time. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                     One Year ......................   $      97
                     Three Years ...................   $     303
                     Five Years ....................   $     525
                     Ten Years .....................   $   1,166

            Investment Objective and Principal Investment Strategies

The Fund's investment goal is to provide investors with high total investment return. The Fund seeks to achieve its investment goal by using a combination of different equity styles to diversify its portfolio. The Advisor calls this approach to investing in different types of stocks multiple attribute diversification. High total investment return consists of capital appreciation and current income.


Under normal market conditions, the Fund will invest at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in the equity securities generally considered to be core holdings. A company's market capitalization is the total market value of its outstanding common stock. The Fund considers core holdings to be large and medium size companies with a market capitalization of over $1 billion.


The Advisor examines both growth and value attributes in the selection of securities so that the portfolio may benefit from the current economic environment. To determine which style of investing to focus on, the Advisor utilizes the following indicators:

o Fundamental indicators, which focus on economic momentum, S& P 500 Index earnings and interest rates

o Valuation indicators, which include comparisons of value versus growth stocks, focusing on price-to-sales ratios and price-to-earnings trends

o Technical indicators which include an analysis of the relative strength between value versus growth and high versus low quality trends

The Fund will normally invest in the following three types of equity securities:

o Growth Securities. Common stocks that meet the Advisor's criteria for five-year annual earnings-per-share growth rates. These securities must also exhibit no decline in the normalized annual earnings-per-share rate during the last five years.

o Securities with low price-to-earnings ratios. The Advisor defines these securities as those common stocks with price-to-earnings ratios below the average of the companies included in the S& P 500 Index.

o Securities that pay high dividends. Common stocks that pay dividends at a rate above the average of the companies included in the S&P 500 Index.

The Advisor utilizes a systematic, disciplined investment process when selecting individual securities. This includes:

o    Screening a database for capitalization and the criteria listed above

o    Scoring  each  issue  emphasizing  fundamental,   valuation  and  technical
     indicators

o Security analysis that further evaluates the company and the stock. This includes an analysis of company fundamentals such as earnings, profitability and management; valuation such as price/earnings, price/book and yield; and technical analysis emphasizing individual stock price trends.

The Advisor continuously monitors the securities in the Fund's portfolio from fundamental, valuation and technical perspectives. Stocks which are viewed as negative in any one area may be sold in favor of more attractive candidates. Stocks that are viewed as negative from two perspectives are automatically sold.


Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents short-term notes, such as certificates of deposits, bankers' acceptances, time deposits or commercial paper in response to adverse market, economic or political conditions or when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective.


In keeping with its investment approach, the Advisor does not anticipate frequent buying and selling of securities. This means that the Fund should have a low rate of portfolio turnover and the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. The anticipated lack of frequent trading also leads to lower transaction costs, which could help to improve performance.

                    Principal Risks of Investing in the Fund

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have been previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

Management Risk. Management risk means that your investment in the Fund varies with the success or value of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

Market Risk. Market risk means that the price of common stock may move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, investor perception and anticipated events, as well as the activities of the particular issuer. Market risk may affect a single issuer, section of the economy or the market as a whole. Since the Fund invests in equity securities, its share price will change daily in response to stock market movements.

Medium-Sized Company Risk. The risk of investing in securities of medium-sized companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity.

                               Investment Advisor


INVESCO-National Asset Management is the investment advisor to the Fund. The investment advisor's address is 400 West Market Street, Suite 2500, Louisville, KY 40202. As of August 1, 2002, the investment advisor manages over $21 billion in assets for institutional investors and other mutual funds. The investment advisor provides advice on buying and selling securities for the Fund. The investment advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the investment advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended April 30, 2002, the Advisor received advisory fees of 0.18% of the Fund's average daily net assets, net of waiver.


The Advisors' Investment Management Group, a committee of experienced investment professionals, each of whom has the Chartered Financial Analyst designation, are responsible for the day-to-day management of the Fund.

                             Shareholder Information

How to Buy Shares

You may open a Fund account with $500,000 and add to your account at any time with $5,000 or more. The minimum investment requirements may be waived from time to time by the Fund.

You may purchase shares of the Fund by check or wire. Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form as discussed in this Prospectus. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Mail. You may send checks to the Fund by mail. All purchases by check should be in U. S. dollars. Third party checks and cash will not be accepted. If you wish to invest by mail, simply complete the Account Application and mail it with a check (made payable to the National Asset Management Core Equity Fund) to the Fund at the following address:


         FOR REGULAR MAIL DELIVERY
         National Asset Management Core Equity Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

         FOR OVERNIGHT DELIVERY
         National Asset Management Core Equity Fund
         c/o U.S. Bancorp Fund Services, LLC
         615 E. Michigan Street, 3rd Floor
         Milwaukee, WI 53202-5207


If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to "National Asset Management Core Equity Fund" to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Wire. If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. You may also fax the Account Application to the Transfer Agent at 1-602-522-8172. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once you have faxed your new Account Application, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:


         U.S. Bank, N.A.
         ABA Routing Number 042000013
         For credit to U.S. Bancorp Fund Services, LLC
         DDA #112-952-137
         For further credit to National Asset Management Core Equity Fund [shareholder name and account number]


If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

Through  Financial  Advisors.  You may buy and sell  shares of the Fund  through certain brokers (and their agents, together "brokers") that have made arrangements with the Fund. An order placed with such a broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your shares will be held in a pooled account in the broker's name, and the broker will maintain your individual ownership information. The Advisor may pay the broker for maintaining these records as well as providing other shareholder services. In addition, the broker may charge you a fee for handling your order. The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the New York Stock Exchange ("NYSE") is open for business either directly to the Fund or through your investment representative.

Redemptions by Mail. You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Certain redemptions require a signature guarantee. Call the Transfer Agent for details. You should send your redemption request to:


         National Asset Management Core Equity Fund
         U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701


Redemptions by Telephone. If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 576-8229 before the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Fund and the Transfer Agent may use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 576-8229 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

Other Redemption Information. The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.

The Fund has the right to pay redemption proceeds in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances.

                             Pricing of Fund Shares

The price of Fund shares is based on the Fund's net asset value. The net asset value of the Fund's shares is determined by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses it owes. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received and accepted.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p. m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U. S. holidays).

                           Dividends and Distributions


Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of such year.


All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write the Transfer Agent before the payment of the distribution. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Transfer Agent will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund. If the Transfer Agent does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Transfer Agent sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

                                Tax Consequences

Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


                              Financial Highlights


This table shows the Fund's performance for the periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent certified public accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.




For a share outstanding throughout each period
--------------------------------------------------------- ------------------- -------------------- -------------------
                                                                                                     June 2, 1999*
                                                              Year Ended          Year Ended            through
                                                            April 30, 2002      April 30, 2001       April 30, 2000
--------------------------------------------------------- ------------------- -------------------- -------------------
Net asset value, beginning of period ................           $10.39              $11.42               $10.00
                                                                ------              ------               ------
Income from investment operations:
     Net investment income ..........................             0.01                0.01                 0.01
     Net realized and unrealized gain/(loss)
         on investments .............................            (1.28)              (0.92)                1.42
                                                                 ------              ------                ----

Total from investment operations ....................            (1.27)              (0.91)                1.43
                                                                 ------              ------                ----
Less distributions:
     From net investment income .....................            (0.01)              (0.01)               (0.01)
     From net realized gains ........................            (0.04)              (0.11)                -
                                                                 ------              ------                -

Total distributions .................................            (0.05)              (0.12)               (0.01)
                                                                 ------              ------               ------

Net asset value, end of period ......................            $9.07              $10.39               $11.42
                                                                 =====              ======               ======

Total return ........................................           (12.28%)             (8.13%)              14.26%++

Ratios/supplemental data:
Net assets, end of period (000) .....................           $23,794             $24,451              $10,606

Ratio of expenses to average net assets:
     Before expense reimbursement ...................             1.13%               1.27%                5.47%+
     After expense reimbursement ....................             0.95%               0.95%                0.95%+

Ratio of net investment income to average net assets:
     After expense reimbursement ....................             0.14%               0.12%                0.14%+

Portfolio turnover rate .............................            29.99%              21.88%               20.80%


* Commencement of operations.
+ Annualized.
++ Not annualized.





                                     Advisor
                  INVESCO-National Asset Management Corporation
                       400 West Market Street, Suite 2500
                              Louisville, KY 40202

                             Independent Accountants
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                                   Distributor
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                       515 South Flower Street, 25th Floor
                              Los Angeles, CA 90071





                                 PRIVACY NOTICE

The Fund, the Advisor and the Distributor collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;
o    Information you give us orally; and
o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public information would be shared by those entities with nonaffiliated third parties.



                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND
                 a series of Advisors Series Trust (the "Trust")

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated into this prospectus. You can get free copies of the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                   National Asset Management Core Equity Fund
                       400 West Market Street, Suite 2500
                              Louisville, KY 40202
                                 1-877-626-3863
                              www.nationalasset.com

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington,
D. C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.



                                             (The Trust's SEC Investment Company
                                                   Act file number is 811-07959)




                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND,
                        a series of Advisors Series Trust
                         400 West Market St., Suite 2500
                              Louisville, KY 40202



                       Statement of Additional Information

                                August 29, 2002,




This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated August 29, 2002, as may be revised, of the National Asset Management Core Equity Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). INVESCO-National Asset Management (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus may be obtained by contacting the Advisor at the above-listed address; telephone
(877) 626-3863.

The Fund's financial statements for the fiscal year ended April 30, 2002, are incorporated herein by reference to the Fund's Annual Report dated April 30, 2002. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.


                                TABLE OF CONTENTS


THE TRUST....................................................................B-2
INVESTMENT OBJECTIVE AND POLICIES............................................B-2
MANAGEMENT...................................................................B-7
DISTRIBUTION AGREEMENT......................................................B-17
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................B-18
PORTFOLIO TURNOVER..........................................................B-20
PURCHASE AND REDEMPTION OF FUND SHARES......................................B-20
DETERMINATION OF NET ASSET VALUE............................................B-23
TAXATION....................................................................B-25
DIVIDENDS AND DISTRIBUTIONS.................................................B-27
PERFORMANCE INFORMATION.....................................................B-28
GENERAL INFORMATION.........................................................B-31
FINANCIAL STATEMENTS........................................................B-33
APPENDIX....................................................................B-34


                                    THE TRUST


The Trust is an open-end, non-diversified management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund.

The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to seek to provide investors with high total investment return. The Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be achieved.


Equity Securities. The equity securities in which the Fund invests generally consist of common stock and securities convertible into or exchangeable for common stock. Under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the equity securities of U.S. companies with market capitalization of over $1 billion. The securities in which the Fund invests are expected to be either listed on an exchange or traded in an over-the-counter market.

Convertible Securities. The Fund may invest in convertible securities or similar rights, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or stock.

Foreign Securities. The Fund may invest up to 10% of its total assets in securities of foreign companies which are traded on a national securities exchange, including sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers, and other forms of depositary receipts for securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities they represent. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs. EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets.


Investments in foreign securities involve special risks, costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Currency fluctuations will affect the net asset value of the Fund irrespective of the performance of the underlying investments in foreign issuers.

Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Repurchase Agreements. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller.

As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Investment Company Securities. The Fund may invest in shares of other investment companies as permitted by the 1940 Act. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are nonnegotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

(1) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

(2) Borrow money, except for temporary or emergency purposes. Any such borrowings will be made only if immediately thereafter there is an asset coverage of at least 400% of all borrowings.

(3) Mortgage, pledge or hypothecate any of its assets except in connection with any borrowings.

(4) Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

(5) Purchase real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

(6) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges or (b) entering into options, futures or repurchase transactions.

(7) With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

(8) Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.


The Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote. The Fund may not:


(1) Invest in any issuer for purposes of exercising control or management.

(2) Invest in securities of other investment companies except as permitted under the 1940 Act.

(3) Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.


(4) Make any change in its investment policies of investing at least 80% of its net assets in the investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior notice.


Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

                                   MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.


The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below.



---------------------- --------------- --------------------- ------------------------- ------------------------------------
      Name, Address    Position with    Term of Office and     Principal Occupation
         and Age         the Trust     Length of Time Served  During Past Five Years        Other Directorships Held
---------------------- --------------- --------------------- ------------------------- ------------------------------------
Independent Trustees of the Trust
---------------------------------------------------------------------------------------------------------------------------
George J. Rebhan*      Trustee         Indefinite term       Retired; formerly         Trustee, E*TRADE Funds.
  (born 1934)                          since May 2002.       President, Hotchkis and
2020 E. Financial Way                                        Wiley Funds (mutual
Glendora, CA 91741                                           funds) from 1985 to
                                                             1993.
---------------------- --------------- --------------------- ------------------------- ------------------------------------
James Clayburn LaForce* Trustee        Indefinite term       Dean Emeritus, John E.    Director, Payden & Rygel Funds,
  (born 1927)                          since May 2002.       Anderson Graduate         PIC Investment Trust, Provident
2020 E. Financial Way                                        School of Management,     Investment Counsel Portfolios,
Glendora, CA 91741                                           University of             Provident Investment Counsel
                                                             California, Los Angeles.  Institutional Money Market Fund,
                                                                                       BlackRock Funds, Jacobs
                                                                                       Engineering, Timken Co., Cancervax.
---------------------- --------------- --------------------- ------------------------- ------------------------------------
Walter E. Auch*        Trustee         Indefinite term       Management Consultant     Director, Nicholas-Applegate
  (born 1921)                          since February 1997.                            Funds, Salomon Smith Barney Funds,
2020 E. Financial Way                                                                  Banyan Strategic Realty Trust,
Glendora, CA 91741                                                                     Legend Properties, Pimco Advisors
                                                                                       LLP and Senele Group.
---------------------- --------------- --------------------- ------------------------- ------------------------------------
Donald E. O'Connor*     Trustee        Indefinite term       Financial Consultant;     Independent Director, The
  (born 1936)                          since February 1997.  formerly Executive Vice   Parnassus Fund, The Parnassus
2020 E. Financial Way                                        President and Chief       Income Fund, and The Forward Funds.
Glendora, CA 91741                                           Operating Officer of
                                                             ICI Mutual Insurance
                                                             Company (until January
                                                             1997).
---------------------- --------------- --------------------- ------------------------- ------------------------------------
George T. Wofford III* Trustee         Indefinite term       Senior Vice President,    None.
  (born 1939)                          since February 1997.  Information Services,
2020 E. Financial Way                                        Federal Home Loan Bank
Glendora, CA 91741                                           of San Francisco.
-------------------------------------------------------------------------------------- -------------------------------------
Interested Trustee of the Trust
---------------------- ---------------- -------------------- ---------------------------- ------------------------------------
Eric M. Banhazl**      Trustee          Indefinite term      President and Treasurer of   None.
  (born 1957)                           since February 1997. the Trust; Senior Vice
2020 E. Financial Way                                        President, U.S. Bancorp
Glendora, CA 91741                                           Fund Services, LLC since
                                                             July, 2001; Treasurer,
                                                             Investec Funds;
                                                             formerly, Executive
                                                             Vice President, Investment
                                                             Company Administration,
                                                             LLC, (mutual fund
                                                             administrator and the
                                                             Fund's former administrator).
------------------------------------------------------------------------------------------------------------------------------
Officers of the Trust
---------------------- ---------------- -------------------- ---------------------------- ------------------------------------
Eric M. Banhazl        President,       Indefinite term        See Above.                   See Above.
  (see above)          Treasurer and    since February 1997.
                       Trustee
---------------------- ---------------- ------------------- ---------------------------- ------------------------------------
Chad E. Fickett        Secretary        Indefinite term     Compliance Administrator,    None.
  (born 1973)                           since March 2002.   U.S. Bancorp Fund
615 East Michigan St.                                       Services, LLC since July,
Milwaukee, WI 53202                                         2000.
---------------------- ---------------- ------------------- ---------------------------- ------------------------------------




*Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

**Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President and Treasurer of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

Compensation

Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among each of the sixteen current portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.




                                                     Pension or Retirement    Estimated Annual    Total Compensation
                                    Aggregate         Benefits Accrued as       Benefits Upon      from Trust2 Paid
                                Compensation From    Part of Fund Expenses       Retirement           to Trustees
   Name of Person/Position          the Trust1
------------------------------ --------------------- ----------------------- -------------------- --------------------
Walter E. Auch, Trustee              $18,000                  None                  None                $18,000
------------------------------ --------------------- ----------------------- -------------------- --------------------
Donald E. O'Connor, Trustee          $18,000                  None                  None                $18,000
------------------------------ --------------------- ----------------------- -------------------- --------------------
George T. Wofford III,               $18,000                  None                  None                $18,000
Trustee
------------------------------ --------------------- ----------------------- -------------------- --------------------
George J. Rebhan, Trustee              None                   None                  None                 None
------------------------------ --------------------- ----------------------- -------------------- --------------------
James Clayburn LaForce,                None                   None                  None                 None
Trustee
------------------------------ --------------------- ----------------------- -------------------- --------------------




1    For the fiscal year ended April 30, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended April 30, 2002, aggregate trustees fees and expenses in the amount of $5,924 were allocated to the Fund.


Board Interest in the Fund

As of July 31, 2002, no Trustees or officers owned any shares of the Fund.

Trust Committees

The Trust has two standing committees: The Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets twice per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting. The Audit Committee did not meet in last fiscal year with respect to the Fund.

The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet in the last fiscal year with respect to the Fund.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of August 1, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Fund:



------------------------------------ -------------- --------------------------
Name and Address                       % Ownership       Type of Ownership
------------------------------------ -------------- --------------------------
Charles Schwab & Co, Inc.                27.98%                  Record
101 Montgomery St.
San Francisco, CA 94104-4122

Key Bank NA, Cust.                       12.72%                  Record
The Cleveland Art Institute of Art
P.O. Box 94871
Cleveland, OH 44101-4871

Cebantco                                  7.19%                  Record
FBO: Central Bank & Trust Co.
300 W. Vine St.
Lexington, KY 40507

As of August 1, 2002, no Independent Trustee of the Trust beneficially owned shares of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate of thereof was a party.


The Advisor


INVESCO-National Asset Management, 400 West Market Street, Suite 2500, Louisville, KY 40202 (the "Advisor"), acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Prior to merging with AMVESCAP on April 18, 2001 the Advisor was known as National Asset Management Corporation. AMVESCAP, which is headquartered in Atlanta and London, is the largest publicly traded asset management firm in the world. The Advisor's business is conducted as the National Asset Management division of INVESCO, Inc. which is one of AMVESCAP's United States-based investment management subsidiaries.


Subject to such policies as the Board of Trustees may determine, the Advisor is responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Advisor continuously provides investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Fund's assets shall be held uninvested. The Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Fund. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

Pursuant to the terms of the Advisory Agreement, the Advisor is permitted to render services to others. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.


The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to the Fund's payments of current ordinary Fund expenses. The Trustees may terminate this expense reimbursement arrangement at any time.


In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.


In approving the Advisory Agreement at a meeting of the Board of Trustees in March 2002, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. The Board of Trustees considered, among other things, that the proposed advisory fees and total expenses of the Fund were competitive with the relevant peer group, and they were within the ranges of fees and expenses borne by the funds within the peer group, despite the relatively small asset base of the Fund. The Board of Trustees were also provided with a report setting forth the Fund's investment performance during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

For the fiscal year ended April 30, 2002, the Fund incurred advisory fees of $123,919, of which $44,653 was waived by the Advisor. For the fiscal year ended April 30, 2001, the Fund incurred advisory fees of $72,758, of which $46,984 was waived by the Advisor. For the period June 2, 1999 (commencement of operations) through April 30, 2000, the Fund incurred advisory fees of $12,077, all of which were waived by the Advisor. During the same period, the Advisor reimbursed the Fund an additional $98,330 in expenses.

The Fund's Service Providers

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the "Administrator"), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. U.S. Bancorp Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

The Fund paid $49,567 for administrative services during the fiscal year ended April 30, 2002. For the fiscal year ended April 30, 2001, the Fund paid $33,460 for administrative services. For the fiscal year ended April 30, 2000, the Fund paid $27,369 for administrative services.


U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, are the independent public accountants for the Fund.

Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, 25th Floor, Los Angeles, California 90071, are legal counsel to the Fund.


                             DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.


The Distribution Agreement provides that the Advisor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements. The Trust pays for all of the expenses for qualification of the Fund's shares for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.


The Distribution Agreement will continue in effect with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

The Advisor may compensate persons for referrals to the Fund through the payment of cash referral fees. All referral or cash solicitation arrangements are based on a written agreement and fully disclosed to prospective shareholders in compliance with the Investment Advisors Act of 1940. National Asset Management currently has such an arrangement with the Kentucky Baptist Foundation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.


While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with the provisions of Section 28(e) of the 1934 Act, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund. The Board of Trustees will review quarterly the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.


Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not place securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.


For the fiscal year ended April 30, 2002, the Fund paid $19,661 in brokerage commissions, of which $2,584 was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended April 30, 2001, the Fund paid $17,136 in brokerage commissions. For the period June 2, 1999 through April 30, 2000, the Fund paid $74,590 in brokerage commissions, of which $425 was paid to firms for research, statistical or other services provided to the Advisor.


                               PORTFOLIO TURNOVER


Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of them they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the fiscal years ended April 30, 2002 and 2001 and the period June 2, 1999 through April 30, 2000, the Fund had a portfolio turnover rate of 29.99%, 21.88% and 20.80%, respectively.


                     PURCHASE AND REDEMPTION OF FUND SHARES

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

Fund shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, currently 4:00 p.m. Orders are in proper form only after investment money is converted to U.S. dollars. Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 calender days. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund's shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Fund. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time, currently the close of regular NYSE trading. Orders received after that time will be purchased at the next-determined net asset value.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund

Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through your Investment Representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Delivery of Proceeds

The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Signature Guarantees

To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions also require a signature guarantee.

Redemptions-in-kind

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).


                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                        DETERMINATION OF NET ASSET VALUE

As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

The Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the- counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.


The net asset value per Fund share is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculates its net asset value per share as of April 30, 2002 is as follows;



                    Net Assets
        ----------------------------------- =      Net Asset Value Per Share
                Shares Outstanding

                   $23,793,824
        ----------------------------------- =                $9.07
                    2,623,158

As of the date of this SAI, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.


                                    TAXATION

The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

The Fund intends to declare and pay dividends and other distributions, as stated in the prospectuses. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.


The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer properly identifies the shares as held for investment.


Redemptions of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.


The above discussion and the related discussion in the prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding tax on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


Average Annual Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formulas:

                                 P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The average annual total return computed at the public offering price (net asset value) for shares of the Fund for the fiscal year ended April 30, 2002 was as follows:

                                             Since Inception
                    One Year                   June 2, 1999

                    -12.28%                      -2.79%

Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through April 30, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD


where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The average annual total return (after taxes on distributions) computed a the public offering price (net asset value) for the Fund for the fiscal year ended April 30, 2002 was as follows:

                                               Since Inception
                      One Year                   June 2, 1999

                      -12.41%                      -2.96%

Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through April 30, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemptions) are calculated according to the following formula:

                                P(1 + T)n = ATVDR


where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

The average annual total return (after taxes on distributions and redemptions) computed a the public offering price (net asset value) for the Fund for the fiscal year ended April 30, 2002 was as follows:

                                              Since Inception
                      One Year                  June 2, 1999

                      -7.50%                      -2.27%

Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through April 30, 2002. Accordingly, return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


                               GENERAL INFORMATION


Advisors Series Trust is an open-end management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.


With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

                              FINANCIAL STATEMENTS


The annual report for the Fund for the fiscal year ended April 30, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.


                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".



                                     PART C
                  (National Asset Management Core Equity Fund)

                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)  Bylaws dated  October 3, 1996 was  previously  filed with the  Registration
     Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 19, 1998 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agency Service Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 7, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

     (v) Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 28, 2002 and is incorporated herein by reference.

     (vi) Form of Shareholder Servicing Plan is to be filed.

(i) Opinion of Counsel was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 26, 1999 and is incorporated herein by reference.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p)  Code of Ethics

     (i) Code of Ethics for Registrant was previously filed with Registrant's Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on April 19, 2000 and is incorporated herein by reference.

     (ii) Code of Ethics for the Adviser was previously filed with Registrant's Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on August 23, 2000 and is incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference  is made to  Article  VII of the  Registrant's  Declaration  of Trust,
Article VI of Registrant's Bylaws and Paragraph 6 of the Distribution Agreement.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser

     With respect to the Adviser, the response to this Item will be incorporated by reference to each of the Adviser's Uniform Application for Investment Adviser Registration, as amended, (Form ADV) once filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriter.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

----------------------------------------- ------------------------------------------------
          Advisors Series Trust                  Investors Research Fund, Inc.
           AHA Investment Funds                            IPS Funds
           Alpine Equity Trust                        Jacob Internet Fund
           Alpine Series Trust                    The Jensen Portfolio, Inc.
         Brandes Investment Trust                 Kayne Anderson Mutual Funds
      Brandywine Advisors Fund, Inc.               Kit Cole Investment Trust
     Builders Fixed Income Fund, Inc.             Light Revolution Fund, Inc.
            CCM Advisors Funds                         The Lindner Funds
       CCMA Select Investment Trust                       LKCM Funds
           Country Mutual Funds                       Monetta Fund, Inc.
            Cullen Funds Trust                        Monetta Trust, Inc.
     The Dessauer Global Equity Fund                      MUTUALS.com
              Everest Funds                       MW Capital Management Funds
        First American Funds, Inc.                   PIC Investment Trust
First American Insurance Portfolios, Inc.      Professionally Managed Portfolios
  First American Investment Funds, Inc.              Purisima Funds Trust
   First American Strategy Funds, Inc.                  Quintara Funds
     First American Closed End Funds      Rainier Investment Management Mutual Funds
             FFTW Funds, Inc.                     RNC Mutual Fund Group, Inc.
     Fleming Mutual Fund Group, Inc.                   SAMCO Funds, Inc.
         Fort Pitt Capital Funds                       SEIX Funds, Inc.
           Glenmede Fund, Inc.                   TIFF Investment Program, Inc.
       Harding, Loevner Funds, Inc.              Trust for Investment Managers
           Hennessy Funds, Inc.              TT International U.S.A. Master Trust
     The Hennessy Mutual Funds, Inc.                     Wexford Trust
              Investec Funds                             Zodiac Trust
----------------------------------------- ------------------------------------------------

          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Suzanne E. Riley   Secretary                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Paul Rock          Board Member                     None
------------------ -------------------------------- ----------------------------
Jennie Carlson     Board Member                     None
------------------ -------------------------------- ----------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:


----------------------------------- -------------------------------------------------------
Records Relating to:                Are located at:
----------------------------------- -------------------------------------------------------
Registrant's Fund Administrator,    U.S. Bancorp Fund Services, LLC
Fund Accountant and  Transfer Agent 615 East Michigan Street, 3rd Floor
                                    Milwaukee, WI  53202
----------------------------------- -------------------------------------------------------
Registrant's Custodian              U.S. Bank, National Association
                                    425 Walnut Street
                                    Cincinnati, OH  45202
----------------------------------- -------------------------------------------------------
Registrant's Investment Adviser     INVESCO- National Asset Management Corporation
                                    400 West Market Street, Suite 2500
                                    Louisville, KY 40202
----------------------------------- -------------------------------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 29th day of August, 2002.


                                                   ADVISORS SERIES TRUST

                                                   By: Eric M. Banhazl*
                                                       ------------------------
                                                       Eric M. Banhazl
                                                       President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on August 29th, 2002.

Signature                               Title

Eric M. Banhazl*                        President, Principal Financial
----------------                        and Accounting Officer and Trustee
Eric M. Banhazl

Walter E. Auch*                         Trustee
---------------
Walter E. Auch

Donald E. O'Connor*                     Trustee
-------------------
Donald E. O'Connor

George T. Wofford III*                  Trustee
----------------------
George T. Wofford III

George J. Rebhan*                       Trustee
-----------------
George J. Rebhan

James Clayburn LaForce*                 Trustee
------------------------
James Clayburn LaForce

*  By /s/ John S. Wagner
   ------------------------
        John S. Wagner
        Attorney-in-Fact pursuant to Power
        of Attorney.


EXHIBIT INDEX

      Exhibit                                                      Exhibit No.
      -------                                                      -----------

      Consent of Auditors                                             EX-99.j.